Note 8 - Commitments and Contingencies (Details)	3 Months Ended		6 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended		18 Months Ended
	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2012 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 USD ($)	Jul. 07, 2015
Note 8 - Commitments and Contingencies (Details) [Line Items]
Operating Leases, Rent Expense	$ 402,061		$ 10,500	$ 756,678			$ 135,000	$ 124,000	$ 6,700
Lessee Leasing Arrangements, Operating Leases, Term of Contract						66 months
Number of Monthly Payments						66
Additional Leases Assumed				46
Operating Leases, Rent Expense, Net		$ 33,860			$ 100,942
Minimum [Member]
Note 8 - Commitments and Contingencies (Details) [Line Items]
Lessee Leasing Arrangements, Operating Leases, Term of Contract				18 months			30 months
Operating Lease, Monthly Rent Expense				$ 1,432		$ 10,500	$ 2,609
Maximum [Member]
Note 8 - Commitments and Contingencies (Details) [Line Items]
Lessee Leasing Arrangements, Operating Leases, Term of Contract				124 months			40 months
Operating Lease, Monthly Rent Expense				$ 13,213		$ 22,000	$ 5,909
Subsequent Event [Member]
Note 8 - Commitments and Contingencies (Details) [Line Items]
Number of Franchisees, in Litigation										13